Risks and Uncertainties	12 Months Ended
Dec. 31, 2020
Risks And Uncertainties, Unusual Items [Abstract]
Risks and Uncertainties	Risks and UncertaintiesBecause of the COVID-19 pandemic, various governments in Asia, Europe, North America, and elsewhere have instituted, and may reinstitute, quarantines, shelter-in-place or stay-at-home orders, or restrictions on public gatherings as well as limitations on social interactions. These restrictions and limitations have had, and could further have, an adverse effect on the economies and financial markets of the countries where our products, or our customers’ products, are sold. The resulting economic downturn has had, and could further have, an effect on the demand for our products and our customers’ products, growth rates in the industries in which we participate, and opportunities in these industries.
We have manufacturing facilities in the United States and 16 other countries. All of these countries have been affected by the COVID-19 pandemic. All of our facilities are open and running at this time. From time to time we have some capacity restrictions on our plants due to governmental orders in various parts of the world. We have been and could be further negatively affected by governmental action in any one or more of the countries in which we operate by the imposition, or re-imposition, of restrictive measures concerning shelter-in-place or stay-at-home orders, public gatherings and human interactions, mandatory closures of retail establishments that sell our products or our customers’ products, travel restrictions, and restrictions on the import or export of products.

The U.S. and other governments have ordered that certain nonwoven fabrics used to produce ComfortCore® innersprings be prioritized to produce medical supplies, resulting in shortages of fabrics used for non-medical applications. These shortages and strong bedding demand have caused the Company temporarily to be unable to supply full industry demand for ComfortCore®. We are engaging with customers in an effort to work through these issues. The shortages have resulted in higher pricing for nonwoven fabrics. If we are unable to obtain the fabrics, cannot pass the cost along to our customers, are required to modify existing contracts to accommodate customers, or pay damage claims to customers, our results of operations may be negatively impacted. As demand has improved, we also have experienced some temporary labor shortages. We are in the process of hiring additional employees and adding equipment, particularly in our U.S. Spring business, to meet this demand.

Because of the shift of production by semiconductor microchip manufacturers to consumer electronics, such as laptops and tablets for home-schooling and home-offices, and away from automotive applications during the COVID-19 related automotive industry shutdowns in 2020, currently there is a shortage of microchips in the automotive industry. Our Automotive Group uses the microchips in seat comfort products, and to a lesser extent in motors and actuators. Although, to date, our Automotive Group has been able to obtain an adequate supply of microchips, we are dependent on our suppliers to deliver these microchips in accordance with our production schedule, and a shortage of the microchips can disrupt our operations and our ability to deliver products to our customers. Also, because of the industry shortage, automotive OEMs and other suppliers have not been able to secure an adequate supply of microchips, and as a result have reduced their production of automobiles or parts, which in turn has recently reduced, and may continue to reduce our sale of products. If we cannot secure an adequate supply of microchips in our supply chain, and the microchips cannot be sourced from a different supplier, or the automotive OEMs and other suppliers continue to reduce their production as a result of such shortage, this may negatively impact our sales, earnings and financial condition.

Depending on the length and severity of the COVID-19 pandemic, and the timing and effectiveness of any vaccines, our ability to keep our manufacturing operations open or fully operational, build and maintain appropriate labor levels, obtain necessary raw materials and parts, and ship finished products to customers may be partially or completely disrupted, either on a temporary or prolonged basis. The continued realization of these risks to our manufacturing operations, labor force, and supply chain could also increase labor, commodity, and energy costs.

Although not directly related to the pandemic, chemical shortages are ongoing and are expected to continue at least through mid-2021. These shortages have resulted in higher pricing for chemicals. If we are unable to obtain the chemicals or pass the cost along to our customers, our results of operations may be negatively impacted. Also, some facilities have experienced problems delivering products to customers because of travel restrictions and disruption in logistics necessary to import, export, or transfer products across borders. Currently, our supply chains have also been hampered by congested ports.